Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Accrued expenses and other current liabilities
Payroll payable	$ 291,616	$ 444,453
Accrued expenses	232,581	101,179
Accrued expenses and other current liabilities	$ 524,197	$ 545,632